Supplemental Information Condensed Financial Information for the Three Months Ended December 31, 2023 - Schedule of Condensed Consolidated Statement of Cash Flows (Details) - USD ($)	3 Months Ended			12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023	Sep. 30, 2024		Sep. 30, 2023
Schedule of Condensed Consolidated Statement of Cash Flows [Line Items]
Net loss	$ (160,787,979)	[1]	$ (8,928,095)	$ (8,518,520)	[1]	$ (17,428,428)	[1]
Net loss from discontinued operations	(157,975)		(6,120,878)	(1,140,921)		(2,768,114)
Net loss from continuing operations	(160,630,004)		(2,807,217)	(7,377,599)		(14,660,314)
Adjustments to reconcile net loss to net cash used in operating activities			69,064
Changes in operating assets and liabilities			4,784,982
Net cash provided by operating activities, continuing operations	(1,456,040)		2,046,829	(893,438)		354,615
Net cash used in operating activities, discontinued operations	1,115,948		(2,784,660)	(2,925,005)		(1,586,997)
NET CASH USED IN OPERATING ACTIVITIES	(340,092)		(737,831)	(3,818,443)		(1,232,382)
Net cash provided by investing activities, continuing operations	(936,241)
Net cash provided by investing activities, discontinued operations			130,137	132,826		(1,109,936)
NET CASH PROVIDED BY INVESTING ACTIVITIES	(936,241)		130,137	132,826		(1,109,936)
Net cash provided by financing activities, continuing operations	9,062,671		773,161	2,577,876		270,563
Net cash used in financing activities, discontinued operations			(26,990)	422,527		147,753
NET CASH PROVIDED BY FINANCING ACTIVITIES	9,062,671		746,171	3,000,403		418,316
EFFECT OF EXCHANGE RATE ON CASH – DISCONTINUED OPERATIONS	35,844		33,314	28,854		231,404
NET CHANGE IN CASH	7,822,182		171,791	(656,360)		(1,692,598)
Cash - beginning of period, including discontinued operations	35,459		691,819	691,819		2,384,417
Cash - end of period, including discontinued operations	7,857,641		863,610	35,459		691,819
Less: cash from discontinued operations	959,944		812,229	35,086		683,970
Cash – end of period from continuing operations	$ 6,897,697		$ 51,381	$ 373		$ 7,849

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 10.